CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 77,824	$ 107,773
Short-term investments	2,299
Accounts receivable, net of allowances for doubtful accounts of $10,877 and $11,063, respectively	16,690	23,260
Inventories	20,659	23,355
Deferred costs	55,257	86,723
Prepaids and other current assets	19,337	21,552
Short-term restricted cash	13,731	9,822
Total current assets	205,797	272,485
Property, plant and equipment, net	3,037	4,771
Long-term investments	59,799	74,588
Long-term deferred costs	4,956	8,539
Long-term deferred tax assets	985	590
Other long-term assets	4,489	5,994
Total assets	279,063	366,967
Current liabilities:
Accounts payable	29,769	24,953
Income taxes payable	7,463	11,827
Customer advances	49,244	75,670
Deferred revenue	26,819	29,093
Deferred tax liabilities	656	577
Other current liabilities	15,463	22,430
Total current liabilities	129,414	164,550
Long-term deferred revenue	18,304	35,251
Other long-term liabilities	16,016	16,786
Total liabilities	163,734	216,587
Commitments and contingencies (Note 8)
Shareholders' equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 38,314 and 45,444 shares issued at December 31, 2014 and December 31, 2013, respectively; 38,148 and 39,778 shares outstanding at December 31, 2014 and December 31, 2013, respectively (Note 1)	122	151
Additional paid-in capital	1,258,182	1,280,810
Treasury stock, at cost: 166 and 5,666 shares at December 31, 2014 and December 31, 2013, respectively	(443)	(20,421)
Accumulated deficit	(1,206,286)	(1,176,022)
Accumulated other comprehensive income	63,754	65,862
Total shareholders' equity	115,329	150,380
Total liabilities and equity	$ 279,063	$ 366,967